Leases - Summary of Maturity Analysis of Contractual Undiscounted Cash Flows (Details) - CAD ($)	Mar. 31, 2021	Mar. 31, 2020
Lease Liabilities [Line Items]
Total contractual undiscounted cash flows of lease liabilities	$ 3,727,702	$ 1,848,744
Less than 1 year
Lease Liabilities [Line Items]
Total contractual undiscounted cash flows of lease liabilities	1,059,082	556,742
Between 1 and 5 years
Lease Liabilities [Line Items]
Total contractual undiscounted cash flows of lease liabilities	$ 2,668,620	$ 1,292,002